Quarterly Report
March 31, 2025
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 98.8%
Foreign Bonds – 52.6%
Albania – 0.3%
Republic of Albania, 4.75%, 2/14/2035	EUR	202,000	$211,023
Australia – 1.0%
Commonwealth of Australia, 3%, 3/21/2047	AUD	1,700,000	$790,671
Bulgaria – 0.2%
Republic of Bulgaria, 5%, 3/05/2037		$200,000	$193,385
Canada – 2.8%
Government of Canada, 1.5%, 12/01/2031	CAD	2,780,000	$1,781,766
OMERS Finance Trust Anleihen, 5.5%, 11/15/2033 (n)		$250,000	262,985
Province of Alberta, 4.5%, 1/24/2034		250,000	247,990
			$2,292,741
Croatia – 0.9%
Republic of Croatia, 3.25%, 2/11/2037	EUR	692,000	$717,751
Finland – 1.3%
Republic of Finland, 3.2%, 4/15/2045	EUR	1,000,000	$1,034,748
France – 2.3%
Republic of France, 2.75%, 2/25/2030 (n)	EUR	1,775,000	$1,920,171
Germany – 1.6%
Federal Republic of Germany, 0.5%, 2/15/2028	EUR	1,275,000	$1,319,440
Greece – 4.5%
Hellenic Republic (Republic of Greece), 1.5%, 6/18/2030 (n)	EUR	2,400,000	$2,435,416
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		1,180,000	1,284,567
			$3,719,983
Italy – 10.5%
Republic of Italy, 4.1%, 2/01/2029	EUR	4,730,000	$5,377,251
Republic of Italy, 3.65%, 8/01/2035 (n)		1,100,000	1,171,540
Republic of Italy, 4.1%, 4/30/2046 (n)		1,500,000	1,570,508
Republic of Italy, 4.3%, 10/01/2054 (n)		440,000	457,554
			$8,576,853
Japan – 10.8%
Government of Japan, 0.1%, 3/20/2026	JPY	720,000,000	$4,776,607
Government of Japan, 0.4%, 9/20/2040		541,500,000	2,853,823
Government of Japan, 0.6%, 9/20/2050		193,250,000	849,274
Government of Japan, 0.9%, 3/20/2057		90,550,000	390,375
			$8,870,079
Portugal – 2.6%
Republic of Portugal, 2.875%, 10/20/2034 (n)	EUR	830,000	$874,974
Republic of Portugal, 3%, 6/15/2035 (n)		1,200,000	1,269,068
			$2,144,042
Serbia – 0.7%
Republic of Serbia, 1.5%, 6/26/2029	EUR	400,000	$386,477
Republic of Serbia, 6%, 6/12/2034 (n)		$201,000	199,264
			$585,741
South Korea – 2.3%
Republic of Korea, 1.875%, 6/10/2029	KRW	2,920,000,000	$1,922,418

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Spain – 4.2%
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	1,117,000	$1,186,866
Kingdom of Spain, 4.7%, 7/30/2041		615,000	737,314
Kingdom of Spain, 4%, 10/31/2054		1,398,000	1,480,248
			$3,404,428
Sweden – 0.6%
Kingdom of Sweden, 1.75%, 11/11/2033	SEK	5,550,000	$517,581
United Kingdom – 5.0%
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	2,780,000	$2,922,914
United Kingdom Treasury, 3.75%, 7/22/2052		714,000	720,804
United Kingdom Treasury, 4%, 1/22/2060		275,000	285,606
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	152,879
			$4,082,203
Uruguay – 1.0%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	37,732,000	$839,513
Total Foreign Bonds			$43,142,771
U.S. Bonds – 46.2%
Asset-Backed & Securitized – 0.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.003%, 11/15/2054 (i)		$1,014,237	$41,127
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		7,997	7,999
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.944% (SOFR - 1mo. + 0.6%), 2/18/2028		174,140	174,267
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.732%, 10/15/2054 (i)(n)		3,144,726	98,840
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)		20,228	20,234
			$342,467
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$148,324
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$42,000	$41,320
Mortgage-Backed – 1.5%
Freddie Mac, 0.443%, 5/25/2029 (i)		$1,110,038	$19,528
Freddie Mac, 4.987%, 8/25/2029		519,498	520,577
Freddie Mac, 5.027%, 9/25/2029		262,567	263,139
Freddie Mac, 1.375%, 6/25/2030 (i)		1,384,340	79,979
Freddie Mac, 1.169%, 9/25/2030 (i)		329,805	18,286
Freddie Mac, 0.535%, 9/25/2031 (i)		2,295,212	69,226
Freddie Mac, 0.855%, 9/25/2031 (i)		706,831	32,745
Freddie Mac, 0.349%, 11/25/2031 (i)		3,422,551	70,043
Freddie Mac, 0.497%, 12/25/2031 (i)		3,444,413	97,031
Freddie Mac, 0.567%, 12/25/2031 (i)		568,544	17,919
			$1,188,473
Municipals – 0.2%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027		$100,000	$96,333
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025		65,000	64,677
			$161,010
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.57%, 6/01/2025		$160	$160
Small Business Administration, 5.09%, 10/01/2025		218	218
Small Business Administration, 5.21%, 1/01/2026		3,542	3,531
Small Business Administration, 2.22%, 3/01/2033		127,599	118,253
			$122,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – 43.7%
U.S. Treasury Bonds, 3.125%, 8/31/2029	$6,526,000	$6,313,140
U.S. Treasury Bonds, 3.5%, 2/15/2033	1,504,000	1,440,668
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	3,686,400	3,723,408
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,646,000	2,058,092
U.S. Treasury Bonds, 2.5%, 2/15/2045	1,130,000	814,704
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	1,943,462
U.S. Treasury Bonds, 4.125%, 8/15/2053	1,902,000	1,752,663
U.S. Treasury Notes, 0.75%, 3/31/2026	2,080,000	2,013,424
U.S. Treasury Notes, 2.375%, 5/15/2027	6,410,000	6,210,939
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)	6,310,000	6,106,404
U.S. Treasury Notes, 0.625%, 8/15/2030	4,100,000	3,439,035
		$35,815,939
Total U.S. Bonds		$37,819,695
Total Bonds		$80,962,466
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 4.35% (v)	737,518	$737,592

Other Assets, Less Liabilities – 0.3%		276,422
Net Assets – 100.0%		$81,976,480
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $737,592 and $80,962,466, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,759,986, representing 15.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CPI-U	Consumer Price Index - Urban Consumers
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
MIBOR	Mumbai Inter-Bank Offer Rate
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	318,690	USD	196,148	Barclays Bank PLC	4/16/2025	$3,008
DKK	1,365,718	USD	187,642	HSBC Bank	4/16/2025	10,464
EUR	199,806	USD	210,427	Barclays Bank PLC	4/16/2025	5,785
EUR	399,810	USD	418,878	BNP Paribas	4/16/2025	13,759
EUR	319,617	USD	337,308	Goldman Sachs International	4/16/2025	8,551
EUR	4,445,484	USD	4,598,402	HSBC Bank	4/16/2025	212,085
EUR	867,531	USD	924,411	JPMorgan Chase Bank N.A.	4/16/2025	14,351
EUR	1,442,986	USD	1,508,438	Merrill Lynch International	4/16/2025	53,027
EUR	1,336,967	USD	1,381,913	Morgan Stanley Capital Services LLC	4/16/2025	64,828
EUR	1,585,910	USD	1,658,849	UBS AG	4/16/2025	57,275
GBP	1,340,947	USD	1,633,167	Citibank N.A.	4/16/2025	98,943
GBP	47,302	USD	58,800	Merrill Lynch International	4/16/2025	2,301
JPY	3,889,961	USD	25,254	Goldman Sachs International	4/16/2025	722
JPY	778,473,948	USD	5,002,569	Merrill Lynch International	4/16/2025	195,706
JPY	204,151,412	USD	1,327,188	Morgan Stanley Capital Services LLC	4/16/2025	36,037
JPY	169,994,945	USD	1,114,662	State Street Corp.	4/16/2025	20,483
NOK	6,952,750	USD	605,988	HSBC Bank	4/16/2025	54,880
SEK	6,971,142	USD	663,583	Goldman Sachs International	4/16/2025	30,526
USD	51,062	CAD	73,258	JPMorgan Chase Bank N.A.	4/16/2025	117
USD	16,689	DKK	114,062	NatWest Markets PLC	4/16/2025	144
USD	65,846	GBP	50,873	JPMorgan Chase Bank N.A.	4/16/2025	133
USD	41,966	GBP	32,468	Morgan Stanley Capital Services LLC	4/16/2025	27
USD	165,516	JPY	24,755,826	HSBC Bank	4/16/2025	209
USD	417,226	JPY	61,935,004	State Street Corp.	4/16/2025	3,654
USD	1,993,045	KRW	2,848,798,465	Morgan Stanley Capital Services LLC	4/24/2025	56,114
						$943,129
Liability Derivatives
AUD	1,186,977	USD	759,818	HSBC Bank	4/16/2025	$(18,052)
AUD	26,529	USD	16,785	JPMorgan Chase Bank N.A.	4/16/2025	(206)
EUR	386,004	USD	419,379	BNP Paribas	4/16/2025	(1,682)
EUR	339,355	USD	371,331	Morgan Stanley Capital Services LLC	4/16/2025	(4,112)
EUR	634,825	USD	689,105	State Street Corp.	4/16/2025	(2,156)
GBP	551,497	USD	713,247	Morgan Stanley Capital Services LLC	4/16/2025	(875)
JPY	72,513,263	USD	485,818	JPMorgan Chase Bank N.A.	4/16/2025	(1,609)
SEK	84,638	USD	8,430	NatWest Markets PLC	4/16/2025	(3)
USD	557,360	AUD	894,851	Morgan Stanley Capital Services LLC	4/16/2025	(1,851)
USD	360,731	CAD	518,861	BNP Paribas	4/16/2025	(90)
USD	210,133	CAD	304,591	State Street Corp.	4/16/2025	(1,684)
USD	629,074	CHF	562,584	Morgan Stanley Capital Services LLC	4/16/2025	(7,893)
USD	336	CHF	306	State Street Corp.	4/16/2025	(10)
USD	868,685	EUR	839,749	Barclays Bank PLC	4/16/2025	(40,013)
USD	2,807,755	EUR	2,703,135	Deutsche Bank AG	4/16/2025	(117,326)
USD	5,486,731	EUR	5,282,393	HSBC Bank	4/16/2025	(229,381)
USD	263,396	EUR	251,347	JPMorgan Chase Bank N.A.	4/16/2025	(8,589)
USD	1,362,077	EUR	1,285,382	Morgan Stanley Capital Services LLC	4/16/2025	(28,843)
USD	2,334,965	EUR	2,253,835	State Street Corp.	4/16/2025	(103,923)
USD	353,439	EUR	338,663	State Street Corp.	4/22/2025	(13,150)
USD	2,319,323	EUR	2,238,802	UBS AG	4/16/2025	(103,300)
USD	284,230	GBP	233,563	Barclays Bank PLC	4/16/2025	(17,464)
USD	83,853	GBP	65,959	Goldman Sachs International	4/16/2025	(1,347)
USD	921,227	GBP	736,610	HSBC Bank	4/16/2025	(30,257)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	58,715	GBP	46,603	NatWest Markets PLC	4/16/2025	$(1,483)
USD	32,713	GBP	25,335	State Street Corp.	4/16/2025	(12)
USD	264,424	GBP	214,685	UBS AG	4/16/2025	(12,886)
USD	160,405	JPY	24,267,490	JPMorgan Chase Bank N.A.	4/16/2025	(1,642)
USD	2,426,817	JPY	375,483,939	State Street Corp.	4/16/2025	(80,486)
USD	620,017	NOK	6,944,117	JPMorgan Chase Bank N.A.	4/16/2025	(40,031)
USD	982,546	SEK	10,953,263	HSBC Bank	4/16/2025	(108,059)
						$(978,415)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	19	$1,530,510	June - 2025	$12,358
Euro-BTP Short-Term	Long	EUR	69	8,019,794	June - 2025	37,282
Euro-Bund 10 yr	Short	EUR	3	417,912	June - 2025	4,763
Euro-Buxl 30 yr	Short	EUR	13	1,676,425	June - 2025	99,213
Japan Government Bond 10 yr	Long	JPY	4	3,690,913	June - 2025	12,227
U.S. Treasury Note 10 yr	Long	USD	32	3,559,000	June - 2025	13,146
						$178,989
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	10	$703,954	June - 2025	$(3,515)
Euro-Bobl 5 yr	Long	EUR	22	2,802,058	June - 2025	(25,740)
Euro-BTP 10 yr	Short	EUR	32	4,066,379	June - 2025	(31,969)
Euro-OAT 10 yr	Long	EUR	17	2,255,299	June - 2025	(12,180)
Euro-Schatz 2 yr	Short	EUR	63	7,285,976	June - 2025	(20,917)
Long Gilt 10 yr	Long	GBP	5	592,203	June - 2025	(9,382)
U.S. Treasury Note 2 yr	Long	USD	13	2,693,235	June - 2025	(39)
						$(103,742)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/18/30	INR	90,000,000	centrally cleared	6.0137% / Semi-Annually	MIBOR / Semi-Annually	$5,246	$—	$5,246
Inflation Swaps
11/05/29	USD	1,400,000	centrally cleared	CPI-U / Annually	2.5310% / Annually	$10,716	$—	$10,716
2/05/27	USD	4,400,000	centrally cleared	CPI-U /At Maturity	2.7550 / At Maturity	28,490	—	28,490
						$39,206	$—	$39,206
						$44,452	$—	$44,452
At March 31, 2025, the fund had liquid securities with an aggregate value of $441,471 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$35,938,101	$—	$35,938,101
Non - U.S. Sovereign Debt	—	42,631,796	—	42,631,796
Municipal Bonds	—	161,010	—	161,010
U.S. Corporate Bonds	—	189,644	—	189,644
Residential Mortgage-Backed Securities	—	1,188,473	—	1,188,473
Commercial Mortgage-Backed Securities	—	139,967	—	139,967
Asset-Backed Securities (including CDOs)	—	202,500	—	202,500
Foreign Bonds	—	510,975	—	510,975
Investment Companies	737,592	—	—	737,592
Total	$737,592	$80,962,466	$—	$81,700,058
Other Financial Instruments
Futures Contracts – Assets	$178,989	$—	$—	$178,989
Futures Contracts – Liabilities	(103,742)	—	—	(103,742)
Forward Foreign Currency Exchange Contracts – Assets	—	943,129	—	943,129
Forward Foreign Currency Exchange Contracts – Liabilities	—	(978,415)	—	(978,415)
Swap Agreements – Assets	—	44,452	—	44,452
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,773,068	$12,880,172	$15,914,892	$(393)	$(363)	$737,592
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,780	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
United States	40.0%
Italy	15.4%
Japan	15.3%
United Kingdom	5.7%
France	5.1%
Canada	4.7%
Greece	4.6%
Spain	4.2%
Germany	(6.4)%
Other Countries	11.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.